Schedule of Investments	Global Beta Rising Stars ETF
February 28, 2022 (Unaudited)

COMMON STOCKS - 100.0%	Number of Shares	Value
Aerospace and Defense Manufacturing - 1.7%
Mercury Systems, Inc. *	137	$8,250
Science Applications International Corp.	101	8,857
		17,107
Apparel and Accessories Retail - 1.5%
Children's Place, Inc. *	137	8,626
Stitch Fix, Inc. - Class A *	562	7,053
		15,679
Auto Retail - 3.8%
CarParts.com, Inc. *	1,018	8,521
Carvana Co. *	66	9,931
CDK Global, Inc.	247	11,199
IAA, Inc. *	242	8,891
		38,542
Commercial Electronics - 1.5%
IMAX Corp. *^	406	8,396
Viavi Solutions, Inc. *	394	6,462
		14,858
Communications Equipment - 4.4%
A10 Networks, Inc.	566	8,060
Calix, Inc. *	194	10,542
Extreme Networks, Inc. *	1,014	11,651
Inseego Corp. *	1,398	6,584
NETGEAR, Inc. *	318	8,462
		45,299
Computer Hardware and Storage - 1.8%
Seagate Technology Holdings PLC ^	94	9,697
Western Digital Corp. *	169	8,609
		18,306
Consumer Electronics - 1.8%
GoPro, Inc. - Class A *	829	7,129
Sonos, Inc. *	430	11,778
		18,907
Electrical Equipment and Power Systems - 0.7%
Bloom Energy Corp. - Class A *	343	7,615

Electronic Components - 3.9%
Corsair Gaming, Inc. *	847	19,549
II-VI, Inc. *	203	14,100
NeoPhotonics Corp. *	393	6,017
		39,666
Electronics and Entertainment Retail - 0.6%
1-800-Flowers.com, Inc. - Class A *	396	6,130

Finance Software and Services - 2.2%
Broadridge Financial Solutions, Inc.	76	11,112
SS&C Technologies Holdings, Inc.	151	11,320
		22,432
General Merchandise Retail - 4.7%
ContextLogic, Inc. - Class A*	1,615	3,828
eBay, Inc.	287	15,667
Overstock.com, Inc. *	82	4,666

Schedule of Investments	Global Beta Rising Stars ETF
February 28, 2022 (Unaudited)

COMMON STOCKS - 100.0% (Continued)	Number of Shares	Value
General Merchandise Retail - 4.7% (Continued)
RealReal, Inc. *	466	$4,152
Target Corp.	38	7,591
Vipshop Holdings Ltd. - ADR *^	1,401	12,147
		48,051
Healthcare Support Services - 3.6%
Allscripts Healthcare Solutions, Inc. *	500	9,730
Cerner Corp.	133	12,402
Multiplan Corp. *	3,980	14,965
		37,097
Home Improvement Retail - 1.1%
Wayfair, Inc. - Class A *	42	5,916
Williams-Sonoma, Inc.	37	5,360
		11,276
Hospitality Services - 1.7%
Dada Nexus Ltd. - ADR *^	621	5,160
Despegar.com Corp. *^	1,103	12,696
		17,856
Household Appliances and Furnishings Production - 0.5%
Lovesac Co. *	132	5,609

Internet and Data Services - 18.0%
Angi, Inc. *	876	6,036
Cargurus, Inc. *	542	26,260
Cars.com, Inc. *	820	13,267
Dropbox, Inc. - Class A *	369	8,373
Dun & Bradstreet Holdings, Inc. *	789	14,644
Gartner, Inc. *	31	8,693
JOYY, Inc. - ADR ^	257	11,896
LendingTree, Inc. *	117	14,158
Quotient Technology, Inc. *	1,790	11,886
Spotify Technology SA *^	56	8,747
Switch, Inc. - Class A	616	16,028
Thryv Holdings, Inc. *	155	4,712
Vnet Group, Inc. - ADR *^	2,254	17,739
Yelp, Inc. *	376	12,743
Zillow Group, Inc. - Class C *	174	10,008
		185,190
Manufacturing Equipment and Services - 1.5%
Flex Ltd. *^	484	7,981
Jabil, Inc.	128	7,400
		15,381
Media and Publishing Services - 1.5%
Magnite, Inc. *	1,051	15,323

Other Professional Services - 1.4%
2U, Inc. *	506	5,313
Telos Corp. *	809	9,239
		14,552
Other Retail - 1.2%
Chewy, Inc. - Class A *	255	12,021

Schedule of Investments	Global Beta Rising Stars ETF
February 28, 2022 (Unaudited)

COMMON STOCKS - 100.0% (Continued)	Number of Shares	Value
Other Telecommunications Services - 0.9%
Sify Technologies Ltd. - ADR *^	3,020	$9,513

Semiconductor Equipment and Services - 10.0%
Amkor Technology, Inc.	378	8,569
Axcelis Technologies, Inc. *	222	15,367
FormFactor, Inc. *	314	12,714
Kulicke & Soffa Industries, Inc.	289	15,097
Lam Research Corp.	21	11,788
Onto Innovation, Inc. *	157	13,535
Photronics, Inc. *	573	10,555
Veeco Instruments, Inc. *	517	14,771
		102,396
Semiconductor Manufacturing - 4.3%
Cirrus Logic, Inc. *	160	13,899
Micron Technology, Inc.	81	7,198
Silicon Motion Technology Corp. - ADR ^	71	5,150
Skyworks Solutions, Inc.	130	17,962
		44,209
Software - 17.7%
Bandwidth, Inc. - Class A *	127	3,880
Box, Inc. - Class A *	326	8,349
Check Point Software Technologies Ltd. *^	52	7,534
CommVault Systems, Inc. *	193	12,142
LivePerson, Inc. *	350	7,098
LiveRamp Holdings, Inc. *	271	11,696
Momentive Global, Inc. *	598	9,400
NetScout Systems, Inc. *	276	8,592
NortonLifeLock, Inc.	243	7,042
Nutanix, Inc. - Class A *	391	10,440
ON24, Inc. *	1,045	16,302
Perion Network Ltd. *^	796	18,204
Ping Identity Holding Corp. *	553	11,635
Progress Software Corp.	146	6,436
PROS Holdings, Inc. *	245	7,786
SolarWinds Corp.	692	9,377
Sumo Logic, Inc. *	763	9,186
Upland Software, Inc. *	574	10,826
Yext, Inc. *	789	5,854
		181,779
Specialty Finance - 8.0%
Alliance Data Systems Corp.	102	6,880
Cantaloupe, Inc. *	1,251	9,720
EVERTEC, Inc. ^	141	5,691
Evo Payments, Inc. - Class A *	618	14,900
FleetCor Technologies, Inc. *	74	17,331
Global Payments, Inc.	130	17,339
Green Dot Corp. - Class A *	368	10,543
		82,404
TOTAL COMMON STOCKS (Cost $1,187,264)		1,027,198

Schedule of Investments	Global Beta Rising Stars ETF
February 28, 2022 (Unaudited)

MONEY MARKET FUND - 0.0% #	Number of Shares	Value
First American Government Obligations Fund - Class X, 0.03% (a)	424	$424
TOTAL MONEY MARKET FUND (Cost $424)		424
TOTAL INVESTMENTS - 100.0% (Cost $1,187,688)		1,027,622
OTHER ASSETS LESS LIABILITIES - 0.0% #		87
TOTAL NET ASSETS - 100.0%		$1,027,709

ADR - American Depositary Receipt
PLC - Public Limited Company
* Non-income producing security.
^ U.S. Dollar-denominated foreign security.
# Represents less than 0.05% of net assets.
(a) 7-day net yield.

The Revere Business Industry Classifications System (RBICS®) was developed by and/or is the exclusive property of FactSet. RBICS is a service mark of FactSet and has been licensed for use by Global Beta Advisors LLC.

Global Beta ETF Trust - Notes to Quarterly Schedules of Investments
February 28, 2022 (Unaudited)

Investment Valuation
The net asset value (“NAV”) of the Funds' shares is calculated each business day as of the close of regular trading on the New York Stock Exchange (“NYSE”), generally 4:00 p.m., Eastern Time. NAV per share is computed by dividing the net assets by the number of shares outstanding.

When calculating the NAV of each Fund's shares, securities held by the Funds are valued at market quotations when reliable market quotations are readily available. Exchange traded securities and instruments (including equity securities, depositary receipts and ETFs) are generally valued at the last reported sale price on the principal exchange on which such securities are traded (at the NASDAQ Official Closing Price for NASDAQ listed securities), as of the close of regular trading on the NYSE on the day the securities are being valued or, if there are no sales, at the mean of the most recent bid and asked prices. Over-the-counter securities and instruments not traded on an exchange are generally valued at the last traded price. In the absence of a recorded transaction sale price; or if the last sale price is unavailable, securities are valued at the mean between last bid and ask, as quoted. If an ask price is unavailable, last bid price is used. Such valuations would typically be categorized as Level 1 or Level 2 in the fair value hierarchy described below.

When reliable market quotations are not readily available, securities are priced at their fair value in accordance with the Trust’s valuation guidelines, which were approved by the Board of Trustees (the “Trustees” or the “Board”). The Funds may use fair value pricing in a variety  of  circumstances,  including  but  not  limited  to,  situations  when  the  value  of  a  security  has  been  materially  affected  by  events  occurring after the close of the market on which such security is principally traded (such as a corporate action or other news that may materially affect the price of such security) or trading in such security has been suspended or halted. Such valuations would typically be categorized as Level 2 or Level 3 in the fair value hierarchy described below. Fair value pricing involves subjective judgments, and it is possible that a fair value determination for a security is materially different than the value that could be realized upon the sale of such security. In addition, fair value pricing could result in a difference between the prices used to calculate each Fund’s NAV and the prices used by each Fund’s Target Index. This may adversely affect each Fund’s ability to track its Target Index.

The Funds disclose the fair value of their investments in a hierarchy  that distinguishes  between:  (1)  market  participant  assumptions  developed based on market data obtained from sources independent of the Funds (observable inputs) and (2) the Funds’ own assumptions about market participant assumptions developed based on the best information available under the circumstances (unobservable inputs). The three levels defined by the hierarchy are as follows:

Level 1 - Quoted prices in active markets for identical assets.
Level 2 - Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).
Level 3 - Significant unobservable inputs (including each Fund's own assumptions in determining the fair value of investments). The inputs used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Global Beta Rising Stars ETF investments as of February 28, 2022:

	Level 1	Level 2	Level 3	Total

Common Stocks	$1,027,198	$-	$-	$1,027,198
Money Market Fund	424	-	-	424

Total Investments in Securities	$1,027,622	$-	$-	$1,027,622

See the Schedule of Investments for further detail of investment classification.